Investments - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 38,869	$ 429,370	$ 179,929	$ 152,528
Total for all joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	14,170	3,134	$ 2,554
Group's share of cash and cash equivalents	$ 7,416	$ 1,902